Share based compensation (Tables)	3 Months Ended
Mar. 31, 2024
Share based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of March 31, 2024:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2023	10.35	790,720	6.57
Granted	6.96	68,000	7.81
Forfeited	12.82	(32,023)	6.12
At March 31, 2024[1]	9.98	826,697	6.45

Weighted-average Assumptions
The fair values of the options granted during the three months ended March 31, 2024 and 2023 were determined on the date of the grant using the following assumptions:

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Share price, in USD	5.80 - 8.00	8.77 - 10.40
Strike price, in USD – employees (weighted average)	6.96	9.66
Expected volatility	87% - 88%	87%
Award life (weighted average)	6	6
Expected dividends	-	-
Risk-free interest rate	3.82% - 4.26%	3.63% - 4.22%